Effect of fluctuations in foreign currency exchange rates	12 Months Ended
Dec. 31, 2018
Disclosure of effect of changes in foreign exchange rates [Abstract]
Disclosure of effect of changes in foreign exchange rates [text block]
Note 28	Effect of fluctuations in foreign currency exchange rates

a)	Foreign currency exchange differences recognized in profit or loss except for financial instruments measured at fair value through profit or loss:

	12/31/2018 ThUS$	12/31/2017 ThUS$	12/31/2016 ThUS$

Conversion foreign exchange gains (losses) recognized in the result of the year.	(16,597)	(1,299)	460

Conversion foreign exchange reserves attributable to the owners of the controlling entity.	(1,394)	(5,450)	(5,428)

Conversion foreign exchange reserves attributable to the non-controlling entity.	168	4	35

b)	Reserves for foreign currency exchange differences:

As of December 31, 2018 and 2017, foreign currency exchange differences are detailed as follows:

Detail	12/31/2018 ThUS$	12/31/2017 ThUS$	12/31/2016 ThUS$
Changes in equity generated by conversion of equity value:
Comercial Hydro S.A.	1,004	1,004	1,004
SQMC Internacional Ltda.	(17)	(2)	(13)
Proinsa Ltda.	(11)	(7)	(10)
Comercial Agrorama Ltda.	(21)	(44)	(69)
Isapre Norte Grande Ltda.	(1)	(74)	(124)
Almacenes y Depósitos Ltda.	113	97	47
Sacal S.A.	(3)	-	(29)
Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A.	(10)	-	(6)
Agrorama S.A.	132	(98)	(49)
Doktor Tarsa	(13,811)	(14,447)	(12,264)
SQM Vitas Fzco	(2,682)	(1,779)	(1,801)
Ajay Europe	(1,270)	(831)	(1,935)
SQM Eastmed Turkey	(113)	(92)	(95)
Charlee SQM (Thailand) Co. Ltd.	-	(285)	(460)
Coromandel SQM India	(393)	(234)	(282)
SQM Italia SRL	(213)	(154)	(287)
SQM Oceanía Pty Ltd.	(634)	(634)	(634)
SQM Indonesia S.A.	(124)	(124)	(124)
Abu Dhabi Fertillizers Industries WWL.	(435)	(435)	(434)
SQM Vitas Holland	(170)	(101)	(280)
SQM Thailand Limited	(68)	(68)	(68)
SQM Europe	(1,983)	(1,550)	(1,550)
Minera Exar S.A.	-	(5,209)	-
SQM Australia Pty Ltd.	(4,222)	154	-
Pavoni & C. Spa	70	-	-
Terra Tarsa BV	(82)	-	-
Plantacote NV	(34)	-	-
Doktolab Tarim Arastirma San.	(29)	-	-
Kore Potash PLC (a)	(1,206)	-	-
SQM Colombia SAS	(94)	-	-
Total	(26,307)	(24,913)	(19,463)

c)	Functional and presentation currency

The functional currency of these companies corresponds to the currency of the country of origin of each entity, and its presentation currency is the U.S. dollar.

d)	Reasons to use one presentation currency and a different functional currency
-	The total revenues of these subsidiaries are associated with the local currency.
-	The commercialization cost structure of these companies is affected by the local currency.